UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                              ----------------------------------

Check here if Amendment [   ]; Amendment Number:
                                                ---------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Magnetar Investment Management, LLC
Address:     1603 Orrington Avenue
             13th Floor
             Evanston, IL  60201

Form 13F File Number:  28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael Turro
Title:       Chief Compliance Officer
Phone:       (847) 905-4690

Signature, Place, and Date of Signing:

     /s/ Michael Turro          Evanston, IL                  5/15/06
     ----------------------     ------------------------       -----------------
          [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           ------------------------------

Form 13F Information Table Entry Total:       97
                                           ------------------------------

Form 13F Information Table Value Total:    $216,145
                                           ------------------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


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
                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----


ACCESS INTEGRATED
  TECHNLGS I                       CLA     004329108        802    62,390   SH               SOLE                SOLE

ACTIVISION INC NEW             COM NEW     004930202      1,649   119,615   SH               SOLE                SOLE

GOL LINHAS AEREAS
  INTGL SA              SP ADR REP PFD     38045R107        283    10,564   SH               SOLE                SOLE

AFC ENTERPRISES INC                COM     00104Q107        542    38,957   SH               SOLE                SOLE

AFFILIATED MANAGERS
  GROUP                            COM     008252108      1,728    16,213   SH               SOLE                SOLE

ALLOY INC                      NEW COM     019855303        933    69,553   SH               SOLE                SOLE

AMCOMP INC                         COM     02342J101      1,269   132,288   SH               SOLE                SOLE

AMERICAN EQTY INVT
 LIFE HLD                          COM     025676206      1,952   136,138   SH               SOLE                SOLE

AMICAS INC                         COM     001712108      2,892   612,710   SH               SOLE                SOLE

ANADIGICS INC                      COM     032515108      2,340   296,180   SH               SOLE                SOLE

ANDRX CORP DEL             ANDRX GROUP     034553107      3,479   146,560   SH               SOLE                SOLE

ARENA PHARMACEUTICALS
  INC                              COM     040047102        513    28,348   SH               SOLE                SOLE

ASHWORTH INC                       COM     04516H101      3,523   354,823   SH               SOLE                SOLE

AVNET INC                          COM     053807103      3,707   146,051   SH               SOLE                SOLE

BARRIER THERAPEUTICS
 INC                               COM     06850R108      2,483   256,541   SH               SOLE                SOLE

BENCHMARK ELECTRS INC              COM     08160H101      2,059    53,682   SH               SOLE                SOLE

BLACKBAUD INC                      COM     09227Q100      3,010   142,039   SH               SOLE                SOLE

BOYD GAMING CORP                   COM     103304101      1,468    29,394   SH               SOLE                SOLE

CELEBRATE EXPRESS INC              COM     15100A104      1,207    95,814   SH               SOLE                SOLE



----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

CENTRAL EUROPEAN
  MEDIA ENTRP                 CL A NEW     G20045202      1,902    27,727   SH               SOLE                SOLE

CENTURY CASINOS INC                COM     156492100      1,640   154,139   SH               SOLE                SOLE

COLDWATER CREEK INC                COM     193068103      1,674    60,205   SH               SOLE                SOLE

COMSTOCK RES INC               COM NEW     205768203      1,350    45,477   SH               SOLE                SOLE

COPA HOLDINGS SA                  CL A     P31076105      3,037   132,921   SH               SOLE                SOLE

DEALERTRACK HLDGS
  INC                              COM     242309102      2,951   138,469   SH               SOLE                SOLE

DIRECTED ELECTRONICS
  INC                              COM     254575103      2,638   157,512   SH               SOLE                SOLE

DOV PHARMACEUTICAL INC             COM     259858108      3,106   194,380   SH               SOLE                SOLE

ELECTRONICS FOR
IMAGING INC                        COM     286082102      1,418    50,713   SH               SOLE                SOLE

ESCHELON TELECOM INC               COM     296290109      3,079   195,746   SH               SOLE                SOLE

FIRST ADVANTAGE CORP              CL A     31845F100      1,630    67,426   SH               SOLE                SOLE

FIRSTSERVICE CORP           SUB VTG SH     33761N109      1,065    43,325   SH               SOLE                SOLE

GEVITY HR INC                      COM     374393106      4,405   180,098   SH               SOLE                SOLE

HEALTH GRADES INC                  COM     42218Q102      2,088   391,837   SH               SOLE                SOLE

HEALTHCARE ACQUISITION
  CP NE                            COM     42224H104      1,025   125,000   SH               SOLE                SOLE

HEALTHCARE ACQUISITION
  CP NE                            COM     42224H104        270   125,000   SH    CALL       SOLE                SOLE

HEALTHSPRING INC                   COM     42224N101      1,219    65,522   SH               SOLE                SOLE

HERCULES TECH GROWTH
CAP INC                            COM     427096508        628    55,243   SH               SOLE                SOLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
HEXCEL CORP NEW                    COM     428291108      2,736   124,528   SH               SOLE                SOLE

HORIZON HEALTH CORP                COM     44041Y104      2,708   136,776   SH               SOLE                SOLE

HORNBECK OFFSHORE
SVCS INC N                         COM     440543106      1,995    55,300   SH               SOLE                SOLE

HYTHIAM INC                        COM     44919F104      2,134   232,173   SH               SOLE                SOLE

INDUS INTL INC                     COM     45578L100        994   273,100   SH               SOLE                SOLE

INSIGHT ENTERPRISES
  INC                              COM     45765U103        571    25,927   SH               SOLE                SOLE

INTRALASE CORP                     COM     461169104      4,308   185,685   SH               SOLE                SOLE

JOS A BANK CLOTHIERS
  INC                              COM     480838101      1,145    23,881   SH               SOLE                SOLE

KANBAY INTL INC                    COM     48369P207      1,221    80,000   SH               SOLE                SOLE

KERYX
BIOPHARMACEUTICALS INC             COM     492515101      2,158   112,944   SH               SOLE                SOLE

KINTERA INC                        COM     49720P506      1,932   314,063   SH               SOLE                SOLE

KULICKE & SOFFA INDS
  INC                              COM     501242101      2,288   239,867   SH               SOLE                SOLE

LAUREATE EDUCATION INC             COM     518613104      1,716    32,144   SH               SOLE                SOLE

LIONBRIDGE TECHNOLOGIES
  INC                              COM     536252109      3,842   485,707   SH               SOLE                SOLE

LIONS GATE ENTMNT CORP         COM NEW     535919203      1,600   157,678   SH               SOLE                SOLE

MATRIX BANCORP INC                 COM     576819106      3,394   154,255   SH               SOLE                SOLE

MCMORAN EXPLORATION CO             COM     582411104      1,606    90,000   SH               SOLE                SOLE

MEDICINES CO                       COM     584688105      1,435    69,744   SH               SOLE                SOLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
MERIX CORP                         COM     590049102      2,880   234,185   SH               SOLE                SOLE

MICROSEMI CORP                     COM     595137100      1,595    54,795   SH               SOLE                SOLE

MONOGRAM BIOSCIENCES
  INC                              COM     60975U108        799   434,160   SH               SOLE                SOLE

NATCO  GROUP INC                  CL A     63227W203        311    11,460   SH               SOLE                SOLE

NATIONAL FINL PARTNERS
CORP                               COM     63607P208      1,662    29,400   SH               SOLE                SOLE

NAUTILUS INC                       COM     63910B102      2,383   159,390   SH               SOLE                SOLE

NOVAMED INC DEL                    COM     66986W108      2,261   318,471   SH               SOLE                SOLE

NTELOS HLDGS CORP                  COM     67020Q107      3,442   245,678   SH               SOLE                SOLE

NUANCE COMMUNICATIONS
  INC                              COM     67020Y100      2,802   237,297   SH               SOLE                SOLE

ON ASSIGNMENT INC                  COM     682159108      2,541   231,417   SH               SOLE                SOLE

OPEN SOLUTIONS INC                 COM     68371P102      1,400    51,247   SH               SOLE                SOLE

OPTIMAL GROUP INC             CL A NEW     68388R208      6,438   443,098   SH               SOLE                SOLE

OPTION CARE INC                    COM     683948103      1,754   124,063   SH               SOLE                SOLE

ORTHOVITA INC                      COM     68750U102      3,815   921,473   SH               SOLE                SOLE

PARALLEL PETE CORP DEL             COM     699157103      2,657   144,003   SH               SOLE                SOLE

PEP BOYS MANNY MOE
  & JACK                           COM     713278109      2,031   134,430   SH               SOLE                SOLE

PRIDE INTL INC DEL                 COM     74153Q102        658    21,118   SH               SOLE                SOLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
RACKABLE SYS INC                   COM     750077109      4,553    86,158   SH               SOLE                SOLE

RESTORATION HARDWARE
  INC DEL                          COM     760981100      2,770   486,783   SH               SOLE                SOLE

ROCKWOOD HLDGS INC                 COM     774415103      1,063    46,187   SH               SOLE                SOLE

SANTARUS INC                       COM     802817304      3,573   478,257   SH               SOLE                SOLE

SEABRIGHT INSURANCE
  HLDGS IN                         COM     811656107      2,678   153,724   SH               SOLE                SOLE

SERVICES ACQUISITION
  CORP IN                          COM     817628100        782   187,500   SH   CALL        SOLE                SOLE

SHOE PAVILION INC                  COM     824894109      1,486   167,500   SH               SOLE                SOLE

SIRVA INC                          COM     82967Y104      3,725   436,647   SH               SOLE                SOLE

TASER INTL INC                     COM     87651B104      2,222   209,820   SH               SOLE                SOLE

TLC VISION CORP                    COM     872549100      2,425   372,475   SH               SOLE                SOLE

TRX INC                            COM     898452107      4,349   459,275   SH               SOLE                SOLE

TURBOCHEF TECHNOLOGIES
  INC                          COM NEW     900006206        511    41,882   SH               SOLE                SOLE

ULTIMATE SOFTWARE
  GROUP INC                        COM     90385D107      4,848   187,530   SH               SOLE                SOLE

ULTRA CLEAN HLDGS INC              COM     90385V107      2,388   318,381   SH               SOLE                SOLE

UNITED PANAM FINANCIAL
  CP                               COM     911301109      2,686    86,932   SH               SOLE                SOLE

UNIVERSAL AMERN FINL
  CORP                             COM     913377107      2,068   134,305   SH               SOLE                SOLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
VALUECLICK INC                     COM     92046N102      3,741   221,120   SH               SOLE                SOLE

VALUEVISION MEDIA INC             CL A     92047K107      4,412   345,231   SH               SOLE                SOLE

VISTAPRINT LIMITED                 SHS     G93762204      5,180   173,533   SH               SOLE                SOLE

VOCUS INC                          COM     92858J108      2,782   187,322   SH               SOLE                SOLE

WASTE CONNECTIONS INC              COM     941053100      2,013    50,554   SH               SOLE                SOLE

WEBSIDESTORY INC                   COM     947685103      2,629   152,923   SH               SOLE                SOLE

WORKSTREAM INC                     COM     981402100      1,611   895,165   SH               SOLE                SOLE

WORLD FUEL SVCS CORP               COM     981475106      1,058    26,172   SH               SOLE                SOLE

YOUBEST COM INC                    COM     987413101      2,416   443,331   SH               SOLE                SOLE


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